NOTE RECEIVABLE (Details Narrative) - USD ($)				1 Months Ended
	Mar. 06, 2018	Apr. 14, 2017	Oct. 10, 2016	Nov. 26, 2019	Sep. 30, 2016	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Common stock par value						$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares outstanding		146,803,392				778,052,603		763,967,603		541,965,449
Investment										$ 1,648
Allowance for doubtful account						$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Branded Legacy [Member]
Investment										$ 1,648
Stockholders [Member]
Common stock dividends, shares		53,196,608
First Exchange Agreement [Member] | Branded Legacy [Member]
Remaining investment, shares	146,803,392
Shares held by company	2,746,723
Preferred stock, shares converted	164,803,380
Second Exchange Agreement [Member] | Branded Legacy [Member]
Remaining investment, shares				2,746,723
Debt instrument, principal amount				$ 1,500,000
Elev8 Hemp [Member]
Ownership percentage					100.00%
Restricted shares issued for acquisition, shares					5,000,000
Restricted shares issued for acquisition, amount					$ 50,000
Purchase price					$ 50,000
Elev8 Hemp [Member] | Membership Interest Purchase Agreement [Member]
Ownership percentage			100.00%
Business acquisition, shares issued			200,000,000
Common stock par value			$ 0.00001